PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 401
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS	PARTY-IN-INTEREST TRANSACTIONS
Approximately 1.6% and 2.2% of the Trust’s assets as of December 31, 2025 and 2024, respectively, were invested in Gildan and Hanesbrands common stock, respectively, in each case through participant-directed account balances. At December 31, 2025 and 2024, the Plan held 149,573 and 1,738,245 shares, respectively, of Gildan and Hanesbrands common stock, respectively, that had a fair value of $9,342,330 and $14,149,314, respectively. The Plan recorded no dividend income during the years ended December 31, 2025 and 2024, on investments in Gildan and Hanesbrands common stock.
As described in Note A, Fidelity Management Trust Company is the trustee of the Plan and Fidelity Investments Institutional Operations Company, Inc. serves as the recordkeeper to maintain the individual accounts of each Plan participant. As detailed on Schedule H, Line 4i - Schedule of Assets (Held At End of Year), certain Plan investments include shares of a money market fund and registered investment companies that are managed by affiliates of Fidelity.
As detailed on Schedule H, Line 4i - Schedule of Assets (Held At End of Year) included in these financial statements, certain assets of the Plan consist of notes receivable from participants pursuant to Plan loans. Transactions involving these assets are considered to be party-in-interest transactions.